Financial Instruments - Summary of Financial Assets and Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Financial Assets and Liabilities [Line Items]
Cash and cash equivalents	$ 778	$ 1,787
Trade and other receivables	1,057	1,151
Other financial assets - current	108	612
Other financial assets – non-current	429	198
Trade payables	(227)	(217)
Accruals	(950)	(761)
Other financial liabilities - current	(175)	(376)
Long-term indebtedness	(3,786)	(3,772)
Other financial liabilities – non-current	(234)	(224)
Total	(3,000)	(1,602)
Assets/ (liabilities) at fair value through earnings [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Cash and cash equivalents	389	1,476
Trade and other receivables	0
Other financial assets - current	0	517
Other financial assets – non-current	235	17
Trade payables	0
Accruals	0
Other financial liabilities - current	(1)	(2)
Long-term indebtedness	0
Other financial liabilities – non-current	(19)	(1)
Total	604	2,007
Derivatives used for hedging [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Cash and cash equivalents	0	0
Trade and other receivables	0
Other financial assets - current	0
Other financial assets – non-current	99	100
Trade payables	0
Accruals	0
Other financial liabilities - current	0
Long-term indebtedness	0
Other financial liabilities – non-current	0
Total	99	100
Assets liabilities at amortized cost [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Cash and cash equivalents	389	311
Trade and other receivables	1,057	1,151
Other financial assets - current	108	95
Other financial assets – non-current	27	35
Trade payables	(227)	(217)
Accruals	(950)	(761)
Other financial liabilities - current	(174)	(374)
Long-term indebtedness	(3,786)	(3,772)
Other financial liabilities – non-current	(215)	(223)
Total	(3,771)	(3,755)
Assets at Fair Value through Other Comprehensive Income [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Cash and cash equivalents	0
Trade and other receivables	0
Other financial assets - current	0
Other financial assets – non-current	68	46
Trade payables	0
Accruals	0
Other financial liabilities - current	0
Long-term indebtedness	0
Other financial liabilities – non-current	0
Total	$ 68	$ 46